Earnings per share - Summary of Dilutive earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator
Net income for the period attributable to ordinary shareholders	$ 389	$ 59
Interest expense on convertible notes	43	0
Net change in fair value of the embedded derivative of the convertible notes	(150)	0
Net income for the period attributable to ordinary shareholders	$ 282	$ 59
Denominator
Weighted-average number of ordinary shares (Basic) (in shares)	4,088,747	4,099,960
Stock options (in shares)	8,217	12,946
Restricted share units and restricted ordinary shares (in shares)	69,593	86,677
Convertible notes (in shares)	229,008	0
Common shares issued for equity stock purchase plan (in shares)	2,620	1,886
Weighted-average number of ordinary shares (Diluted) (in shares)	4,398,185	4,201,469
Diluted earnings per share attributable to ordinary shareholders (in USD per share)	$ 0.06	$ 0.01